Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The Real Estate Installment Loans) (Details) (Real Estate Installment Class [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012 number	Dec. 31, 2011 number
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 2,462,012	$ 2,201,511
Avg orig FICO	743	734
Avg Refreshed FICO	738	729
Origination Vintage Period Pre2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	36,982	56,306
Avg orig FICO	686	689
Avg Refreshed FICO	684	687
Origination Vintage Period 2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	111,571	162,598
Avg orig FICO	720	722
Avg Refreshed FICO	728	732
Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	72,280	97,313
Avg orig FICO	705	710
Avg Refreshed FICO	705	708
Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	209,290	271,551
Avg orig FICO	718	720
Avg Refreshed FICO	712	714
Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	224,722	295,365
Avg orig FICO	718	721
Avg Refreshed FICO	704	706
Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	317,846	415,471
Avg orig FICO	727	730
Avg Refreshed FICO	711	714
Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	113,279	152,820
Avg orig FICO	727	734
Avg Refreshed FICO	722	729
Origination Vintage Period 2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	59,800	93,583
Avg orig FICO	746	751
Avg Refreshed FICO	743	751
Origination Vintage Period 2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	153,172	195,772
Avg orig FICO	746	747
Avg Refreshed FICO	753	753
Origination Vintage Period 2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	409,574	460,732
Avg orig FICO	760	760
Avg Refreshed FICO	762	759
Origination Vintage Period 2012 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 753,496
Avg orig FICO	764
Avg Refreshed FICO	761